Long-Term Payable - Schedule of Long-Term Payable Represented the Financial Liabilities Due to Financial Lease (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-term payables:
Long term payables	$ 421,405	$ 3,634,852
Current portion	298,996	3,231,126
Non-current portion	122,409	403,726
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”) [Member]
Long-term payables:
Long term payables		1,658,984
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member]
Long-term payables:
Long term payables		363,525
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”) [Member]
Long-term payables:
Long term payables		879,062
Risheng International Finance Leasing Co., Ltd. (“Risheng”) [Member]
Long-term payables:
Long term payables	$ 421,405	$ 733,281